Financial assets and liabilities - Interest Rate Exposures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (9)	$ 12	$ (37)	$ 112
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 3		$ 5
Percentage of possible change in risk variable	1.00%		1.00%
Settlement of share-based compensation plans | Forward contract | Net asset value | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 5		$ 5
Preferred shares
Disclosure of detailed information about hedging instruments [line items]
Value of shares	$ 4,004		$ 4,004			$ 4,004
Preferred shares | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Value of shares					$ 582